Employees' Retirement Benefits (Benefit Payments, which Reflect Expected Future Service under NTT CDBP, Based on Actuarial Computations) (Detail) - NTT Corporate Defined Benefit Pension Plan
¥ in Millions
Mar. 31, 2017 JPY (¥)
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2018	¥ 2,110
2019	2,208
2020	2,240
2021	2,328
2022	2,406
2023-2027	¥ 12,327